COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS
COMMITMENTS

43      COMMITMENTS

(a)      Capital commitments

	December 31, 2020	December 31, 2021
	(Restated)
Property, plant and equipment	1,437,354	1,375,405

(b)      Other capital commitments

As of December 31, 2021, the commitments to make capital contributions to the Group’s joint ventures and associates were as follows:

	December 31, 2020	December 31, 2021
	(Restated)
Joint ventures and associates	761,800	441,800